Long-Term Investments	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Long-Term Investments
10.	LONG-TERM INVESTMENTS

	December 31, 2014	December 31, 2013
Equity-method investments	56	63
Cost-method investments	13	13

Total	69	76

Equity-method investments

Equity-method investments as at December 31, 2014 and December 31, 2013 were as follows:

	December 31, 2014		December 31, 2013
	Carrying value	Ownership percentage	Carrying value	Ownership percentage
ST-Ericsson SA	43	50.0%	50	50.0%
Incard do Brazil Ltda	3	50.0%	—	—
3Sun S.r.l.	—	—	13	33.3%
Other Investment	10	—	—	—

Total	56		63

ST-Ericsson SA (“JVS”)

On February 3, 2009, the Company announced the closing of a transaction to combine the businesses of Ericsson Mobile Platforms and ST-NXP Wireless into a new venture, named ST-Ericsson. As part of the transaction, the Company received an interest in ST-Ericsson Holding AG (parent of “JVS” group of companies) in which the Company owned 50% plus a controlling share. In 2010, ST-Ericsson Holding AG was merged in ST-Ericsson SA.

The Company evaluated that JVS was a variable interest entity (VIE). The Company determined that it controlled JVS and therefore consolidated JVS.

On September 9, 2013, the Company sold 1 JVS share to Ericsson for its nominal value changing the ownership structure of JVS to bring both partners to an equal ownership proportion. As a result and in combination with the new shareholder agreement, the Company lost the control of JVS and as such JVS was deconsolidated from the Company’s financial statements. The deconsolidation of JVS did not result in a gain or loss for the Company. The fair value of the Company’s retained noncontrolling interest was evaluated at $55 million. Due to the loss pick-up recognized since the deconsolidation, the value of the investment amounted to $43 million as of December 31, 2014. In addition, the Company and its partner signed funding commitment letters, capped at $149 million for each partner, to the residual joint wind-down operations to ensure solvency. These were not drawn as of December 31, 2014.

Before the deconsolidation of JVS, certain assets and companies of the JVS group of companies were transferred to both partners for their net book value which was representative of their fair value. The transactions did not result in cash exchange between the partners.

ST-Ericsson SA entered into liquidation on April 15, 2014. For the year 2014, the line “Income (loss) on equity-method investments” in the Company’s consolidated statement of income included a profit of $9 million related to JVS.

Incard do Brazil Ltda (‘’IdB’’)

IdB is a joint venture equally owned by Valid and the Company that was active in the smart cards business in South America. The Company evaluated that IdB was a VIE. The Company determined that it was the VIE primary beneficiary and therefore consolidated IdB.

Following the discontinuance of IdB’s activities, the Company determined that it was no longer the VIE primary beneficiary and as such IdB was deconsolidated from the Company’s financial statements in the third quarter of 2014. The deconsolidation of IdB did not result in a gain or loss for the Company. The fair value of the Company’s retained noncontrolling interest was evaluated at $4 million. Due to the loss pick-up recognized since the deconsolidation, the value of the investment amounted to $3 million as of December 31, 2014.

3Sun S.r.l. (“3Sun”)

3Sun is a joint initiative between Enel Green Power, Sharp and the Company for the manufacture of thin film photovoltaic panels in Catania, Italy. Each partner owned a third of the common shares of the entity. The Company has determined that 3Sun is not a VIE. However the Company exercises a significant influence over 3Sun and consequently accounts for its investment in 3Sun under the equity-method. The line “Income (loss) on equity-method investments” in the Company’s consolidated statement of income for the year 2014 included a charge of $51 million related to 3Sun.

On July 22, 2014, the Company signed an agreement with Enel Green Power to transfer its equity stake in 3Sun. Pursuant to this agreement, at closing, subject to customary precedent conditions, ST will pay up to €15 million to Enel Green Power in exchange for ST’s full release from any obligation concerning the joint venture or Enel Green Power. Also, at closing, ST will forgive the outstanding €13 million shareholders loan to the joint venture.

The summarized financial information of the Company’s equity-method investments as of December 31, 2014 and 2013 and for the years ended December 31, 2014, 2013 and 2012 is presented below:

	December 31, 2014	December 31, 2013
Current assets	166	266
Non-current assets	237	287
Current liabilities	117	178
Non-current liabilities	193	249

	2014	2013	2012
Total revenues	136	282	422
Operating income (loss)	(46)	(271)	(51)
Net income (loss)	(50)	(282)	(103)

Cost-method investments

Cost-method investments as at December 31, 2014 and 2013 are equity securities with no readily determinable fair value. It includes principally the Company’s investment in DNP Photomask Europe S.p.A (“DNP”). The Company has identified the joint venture as a VIE, but has determined that it is not the primary beneficiary. The significant activities of DNP revolve around the creation of masks and development of high level mask technology. The Company does not have the power to direct such activities. The Company’s current maximum exposure to loss as a result of its involvement with the joint venture is limited to its investment. The Company has not provided additional financial support in 2014 and currently has no requirement or intent to provide further financial support to the joint venture.